Quarterly portfolio holdings
John Hancock
ESG Large Cap Core Fund
U.S. equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 99.4%		$130,405,560
(Cost $75,213,173)
Communication services 9.0%		11,822,729
Entertainment 4.2%
Netflix, Inc. (A)	2,609	3,024,875
Spotify Technology SA (A)	3,971	2,487,990
Interactive media and services 4.8%
Alphabet, Inc., Class A	32,881	6,309,864
Consumer discretionary 9.7%		12,707,157
Broadline retail 1.1%
MercadoLibre, Inc. (A)	595	1,412,465
Hotels, restaurants and leisure 3.1%
Booking Holdings, Inc.	249	1,370,511
Chipotle Mexican Grill, Inc. (A)	32,650	1,400,032
Marriott International, Inc., Class A	5,026	1,326,010
Specialty retail 4.8%
AutoZone, Inc. (A)	460	1,733,455
The Home Depot, Inc.	3,779	1,388,820
The TJX Companies, Inc.	25,131	3,129,563
Textiles, apparel and luxury goods 0.7%
Lululemon Athletica, Inc. (A)	4,719	946,301
Consumer staples 6.2%		8,125,522
Consumer staples distribution and retail 4.1%
Costco Wholesale Corp.	3,740	3,514,254
Sysco Corp.	22,673	1,804,771
Household products 0.8%
The Procter & Gamble Company	7,329	1,102,795
Personal care products 1.3%
Unilever PLC, ADR	29,158	1,703,702
Financials 13.2%		17,333,596
Banks 3.9%
Bank of America Corp.	50,855	2,403,916
Fifth Third Bancorp	28,218	1,173,022
The PNC Financial Services Group, Inc.	8,364	1,591,418
Capital markets 1.8%
Intercontinental Exchange, Inc.	13,045	2,411,107
Consumer finance 1.0%
Ally Financial, Inc.	32,611	1,234,326
Financial services 3.8%
Mastercard, Inc., Class A	5,122	2,901,459
Visa, Inc., Class A	5,966	2,061,074
Insurance 2.7%
Aflac, Inc.	12,297	1,221,830
The Progressive Corp.	9,649	2,335,444
Health care 8.3%		10,832,593
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc. (A)	4,105	1,875,451
Health care equipment and supplies 3.7%
Alcon, Inc.	9,411	823,933
Boston Scientific Corp. (A)	12,181	1,278,031
Intuitive Surgical, Inc. (A)	2,033	978,056
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Stryker Corp.	4,508	$1,770,427
Health care providers and services 0.5%
UnitedHealth Group, Inc.	2,540	633,882
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	2,360	1,103,725
Pharmaceuticals 1.8%
AstraZeneca PLC, ADR	23,519	1,719,004
Novo Nordisk A/S, ADR	13,811	650,084
Industrials 10.8%		14,231,929
Building products 1.3%
Trane Technologies PLC	3,951	1,730,854
Construction and engineering 1.0%
Quanta Services, Inc.	3,242	1,316,673
Electrical equipment 1.9%
Eaton Corp. PLC	6,561	2,524,148
Ground transportation 1.9%
JB Hunt Transport Services, Inc.	5,621	809,705
Union Pacific Corp.	7,655	1,699,180
Machinery 0.8%
Xylem, Inc.	6,907	998,890
Professional services 0.9%
Verisk Analytics, Inc.	4,450	1,240,260
Trading companies and distributors 3.0%
Ferguson Enterprises, Inc.	7,962	1,778,153
United Rentals, Inc.	2,417	2,134,066
Information technology 34.5%		45,337,588
IT services 1.2%
Accenture PLC, Class A	6,139	1,639,727
Semiconductors and semiconductor equipment 13.5%
Applied Materials, Inc.	7,443	1,340,187
ASML Holding NV, NYRS	1,880	1,306,055
NVIDIA Corp.	67,123	11,939,168
NXP Semiconductors NV	7,655	1,636,409
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,311	1,524,864
Software 14.6%
Cadence Design Systems, Inc. (A)	2,877	1,048,868
Intuit, Inc.	1,822	1,430,507
Microsoft Corp.	22,713	12,117,386
Palo Alto Networks, Inc. (A)	12,009	2,084,762
ServiceNow, Inc. (A)	2,647	2,496,439
Technology hardware, storage and peripherals 5.2%
Apple, Inc.	32,631	6,773,216
Materials 3.9%		5,083,177
Chemicals 3.2%
Ecolab, Inc.	7,136	1,867,919
International Flavors & Fragrances, Inc.	12,086	858,469
Linde PLC	3,107	1,430,028
Containers and packaging 0.7%
Avery Dennison Corp.	5,524	926,761
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	3

	Shares	Value
Real estate 2.1%		$2,724,725
Industrial REITs 0.6%
Prologis, Inc.	7,463	796,899
Real estate management and development 0.7%
Jones Lang LaSalle, Inc. (A)	3,512	949,504
Specialized REITs 0.8%
Equinix, Inc.	1,246	978,322
Utilities 1.7%		2,206,544
Electric utilities 1.1%
NextEra Energy, Inc.	20,373	1,447,705
Water utilities 0.6%
American Water Works Company, Inc.	5,411	758,839

	Yield (%)	Shares	Value
Short-term investments 0.8%			$1,069,678
(Cost $1,069,678)
Short-term funds 0.8%			1,069,678
Federated Government Obligations Fund, Institutional Class	4.1900(B)	1,069,678	1,069,678

Total investments (Cost $76,282,851) 100.2%	$131,475,238
Other assets and liabilities, net (0.2%)	(243,138)
Total net assets 100.0%	$131,232,100

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following country composition as a percentage of net assets on 7-31-25:
United States	84.7%
Ireland	4.5%
United Kingdom	2.6%
Netherlands	2.2%
Sweden	1.9%
Taiwan	1.2%
Uruguay	1.1%
Other countries	1.8%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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